Other assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets Abstract
Customer relationships		R$ 1,645,963	R$ 922,860	R$ 1,873,048
Prepayments and accrued income		1,031,104	797,365	1,007,792
Contractual guarantees of former controlling stockholders (Note 22.c.5)		496	496	496
Actuarial asset (Note 21)		292,770	287,808	361,149
Other receivables	[1]	5,304,196	4,040,499	3,979,926
Total		R$ 8,274,529	R$ 6,049,028	R$ 7,222,411

[1]	Corresponds mainly to the payment of payroll portfolio premiums.